Property and Equipment, Net (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property and Equipment, Net
Total property and equipment	$ 2,884		$ 8,024	$ 19,055
Accumulated depreciation and amortization	(2,058)		(3,917)	(9,724)
Total, property plant and equipment net	826		4,107	9,331
Depreciation and amortization expense	129	$ 201	728	3,081
Office equipment
Property and Equipment, Net
Total property and equipment	55		107	119
Computer hardware and software.
Property and Equipment, Net
Total property and equipment	959		988	1,111
Furniture and fixtures
Property and Equipment, Net
Total property and equipment	306		419	419
Leasehold improvements
Property and Equipment, Net
Total property and equipment	$ 1,564		$ 6,510	$ 7,386